Risk Management and Financial Instruments (Details) - Schedule of leverage ratio	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of leverage ratio [Abstract]
Leverage indicator (USD)	4.42x	2.26x